UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2012
                                                   ------------------

Check here if Amendment [  ];    Amendment Number: ------------------

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        New Generation Advisors, LLC
             ----------------------------
Address:     49 Union Street
             ----------------------------
             Manchester, MA  01944
             ----------------------------

Form 13F File Number:     28-10779
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Carl Owens
          -------------------------------
Title:    Vice President
          -------------------------------
Phone:    978-704-6200
          -------------------------------

Signature, Place and Date of Signing:

  /s/ Carl Owens             Manchester, MA           August 13, 2012
---------------------       -----------------       -------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                -------------
Form 13F Information Table Entry Total:              43
                                                -------------
Form 13F Information Table Value Total:           $183,380
                                                -------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                  Title of                 Value           Investment   Other     Voting Authority
Name of Issuer                                     Class         Cusip    ($1000)  Shares  Discretion  Managers  Sole  Shared  None
-------------------------                         --------     ---------  -------  ------  ----------  --------  ----  ------  ----
ACCO BRANDS CORP                                   COMMON      00081T108   3,701    357,965   SOLE       NONE     357,965
ACCURIDE CORP                                      COMMON      00439T206   8,394  1,399,077   SOLE       NONE   1,399,077
BALTIC TRADING LTD                                 COMMON      Y0553W103   1,341    389,836   SOLE       NONE     389,836
BANK OF AMERICA CORP                               COMMON      060505104   5,767    705,000   SOLE       NONE     705,000
BANK OF AMERICA CORP
 30.7900 EXP10/28/2018                             WTS         060505153   4,702  5,877,815   SOLE       NONE   5,877,815
BLUELINX HOLDINGS INC                              COMMON      09624H109   4,059  1,727,407   SOLE       NONE   1,727,407
BUILDERS FIRSTSOURCE, INC                          COMMON      12008R107   7,060  1,489,387   SOLE       NONE   1,489,387
COMERICA INCORPORATED
 29.4000 EXP11/14/2018                             WTS         200340115   2,343    290,365   SOLE       NONE     290,365
DELTA AIR LINES, INC                               COMMON      247361702   6,064    553,758   SOLE       NONE     553,758
DORAL FINANCIAL CORP                               COMMON      25811P886   6,034  4,022,382   SOLE       NONE   4,022,382
EUROSEAS LTD                                       COMMON      Y23592200   3,217  2,725,895   SOLE       NONE   2,725,895
EXCEL MARITIME CARRIERS LTD                        COMMON      V3267N107     654  1,177,813   SOLE       NONE   1,177,813
EXIDE TECHNOLOGIES                                 COMMON      302051206   4,520  1,345,099   SOLE       NONE   1,345,099
FAIRPOINT COMMUNICATIONS, INC                      COMMON      305560302   9,628  1,565,537   SOLE       NONE   1,565,537
FIFTH THIRD BANCORP                                COMMON      316773100   4,086    304,890   SOLE       NONE     304,890
GENERAL MOTORS CO                                  COMMON      37045V100   3,454    175,139   SOLE       NONE     175,139
GENERAL MOTORS CO 10.0000 EXP07/10/2016            WTS         37045V118   3,556    322,602   SOLE       NONE     322,602
GENERAL MOTORS CO 18.3300 EXP07/10/2019            WTS         37045V126   2,377    350,602   SOLE       NONE     350,602
GLOBAL SHIP LEASE, INC                             CL A        Y27183105     375    117,101   SOLE       NONE     117,101
JPMORGAN CHASE & CO 42.4200 EXP10/28/2018          WTS         46634E114   4,522    462,837   SOLE       NONE     462,837
KEMET CORP                                         COMMON      488360207   2,466    410,393   SOLE       NONE     410,393
KEYCORP                                            COMMON      493267108   4,060    524,602   SOLE       NONE     524,602
LEAP WIRELESS INTL INC                             COMMON      521863308   2,756    428,660   SOLE       NONE     428,660
LEAR CORP                                          COMMON      521865204   5,268    139,635   SOLE       NONE     139,635
LENNAR CORP                                        CL A        526057104   5,132    166,040   SOLE       NONE     166,040
METROPCS COMMUNICATIONS, INC                       COMMON      591708102   5,429    897,273   SOLE       NONE     897,273
MGIC INVESTMENT CORP                               COMMON      552848103   9,043  3,139,898   SOLE       NONE   3,139,898
PARAGON SHIPPING INC                               CL A        69913R309     987  1,827,106   SOLE       NONE   1,827,106
PENNYMAC MTG INVT TR                               COMMON      70931T103   5,189    263,024   SOLE       NONE     263,024
PLAINS EXPL & PROD CO LP                           COMMON      726505100   4,398    125,000   SOLE       NONE     125,000
THE PNC FINANCIAL SERVICES GROUP, INC
 67.3300 EXP12/31/2018                             WTS         693475121   3,026    281,525   SOLE       NONE     281,525
RADIAN GROUP INC                                   COMMON      750236101     995    302,452   SOLE       NONE     302,452
REGIONS FINANCIAL CORP                             COMMON      7591EP100   5,996    888,264   SOLE       NONE     888,264
REVLON INC                                         CL A        761525609   3,346    235,106   SOLE       NONE     235,106
STERLING FINANCIAL CORP                            COMMON      859319303     470     24,860   SOLE       NONE      24,860
SUNTRUST BANKS INC                                 COMMON      867914103   5,094    210,239   SOLE       NONE     210,239
TENET HEALTHCARE CORP                              COMMON      88033G100   3,753    716,148   SOLE       NONE     716,148
U.S. CONCRETE INC                                  COMMON      90333L201   4,801    960,214   SOLE       NONE     960,214
UNITED CONTINENTAL HOLDING INC                     COMMON      910047109   8,169    335,778   SOLE       NONE     335,778
US AIRWAYS GROUP INC                               COMMON      90341W108   9,022    676,793   SOLE       NONE     676,793
VISHAY INTERTECHNOLOGY                             COMMON      928298108   2,944    312,244   SOLE       NONE     312,244
VISTEON CORP                                       COMMON      92839U206   1,219     32,500   SOLE       NONE      32,500
WELLS FARGO & CO 34.0100 EXP10/28/2018             WTS         949746119   3,963    449,853   SOLE       NONE     449,853

                                                                         183,380